SHARE-BASED COMPENSATION - Plan Non Vested Share Awards (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
	Feb. 11, 2021	Dec. 31, 2023	Jan. 31, 2023	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options and RSUs					$ 148.4
Weighted average period for recognition of unamortized share-based compensation expense					3 years 8 months 8 days
Share-based compensation expense recognized (in dollars or rubles)					$ 120.3	$ 370.0	$ 360.2
Share options.
Options, Quantity
Non-vested at the beginning of the period (in shares)					593,923
Vested (in shares)					(32,500)
Forfeited (in shares)					(561,423)
Non-vested at the end of the period (in shares)		593,923				593,923
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share)					$ 20.82
Vested (in dollars per share)					27.05
Forfeited (in dollars per share)					$ 20.46
Non-vested at the end of the period (in dollars per share)		$ 20.82				$ 20.82
RSUs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)					801,354
Granted (in shares)		1,300,000	2,700,000	3,300,000	9,079,326
Vested (in shares)					(238,221)
Forfeited (in shares)					(53,507)
Effect of the Sale (Note 3) (in shares)					(573,910)
Non-vested at the end of the period (in shares)		801,354			9,015,042	801,354
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share)					$ 50.77
Granted (in dollars per share)					20.21
Vested (in dollars per share)					36.47
Forfeited (in dollars per share)					40.99
Effect of the Sale (Note 3) (in dollars per share)					48.79
Non-vested at the end of the period (in dollars per share)		$ 50.77			$ 20.54	$ 50.77
Share-based compensation expense recognized (in dollars or rubles)					$ 96.6	$ 249.9	261.0
PSUs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)					171,979
Forfeited (in shares)					(171,979)
Cancelled (in shares)					(171,979)
Non-vested at the end of the period (in shares)		171,979				171,979
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share)					$ 97.51
Cancelled					$ 97.51
Non-vested at the end of the period (in dollars per share)		$ 97.51				$ 97.51
Synthetic Options And Business Units Equity Awards
Options, Quantity
Non-vested at the beginning of the period (in shares)					2,650,245
Granted (in shares)					34,138
Vested (in shares)					(354,307)
Forfeited (in shares)					(56,866)
Effect of the Sale (Note 3) (in shares)					(2,181,825)
Cancelled (in shares)					(91,386)
Non-vested at the end of the period (in shares)		2,650,245				2,650,245
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share)					$ 22.8
Granted (in dollars per share)					44.9
Vested (in dollars per share)					22.4
Forfeited (in dollars per share)					15.3
Effect of the Sale (Note 3) (in dollars per share)					21.5
Cancelled (in dollars per share)					$ 45.8
Non-vested at the end of the period (in dollars per share)		$ 22.8				$ 22.8
SARs and RSUs, Weighted average grant date fair value
Share-based compensation expense recognized (in dollars or rubles)					$ 28.5	$ 108.4	$ 49.5
Synthetic Options Equity Incentive Plans | Synthetic Options And Business Units Equity Awards
Options, Quantity
Non-vested at the end of the period (in shares)					0
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options and RSUs					$ 0.0
Avride Group 2021 Equity Incentive Plan
SARs and RSUs, Quantity
Granted (in shares)	2,132,749
Avride Group 2021 Equity Incentive Plan | RSUs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)					241,037
Vested (in shares)					(182,604)
Forfeited (in shares)					(13,391)
Non-vested at the end of the period (in shares)		241,037			45,042	241,037
SARs and RSUs, Weighted average grant date fair value
Weighted average period for recognition of unamortized share-based compensation expense					2 years 29 days